Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Schedule of investment properties

	2017	2018	2019
	MCh$	MCh$	MCh$
Net Balance as of January 1,	14,674	14,306	13,938
Additions resulting from business combinations	―	―	―
Reclassifications	―	―	(389)
Disposals	―	―	―
Depreciation charges in the period	(368)	(368)	(359)
Impairment	―	―	―
Net Balance as of December 31,	14,306	13,938	13,190